TANGIBLE ASSETS (Details 6) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Sales of biological goods	$ 43,788	$ 39,032	$ 46,458
Changes in fair value of biological assets	13,503	14,644	22,922
Subtotal	57,291	53,676	69,380
Costs and expenses	(37,313)	(27,067)	(37,045)
Depreciation of bearer plants	(3,405)	(2,665)	0
General administration costs and sales	(7,278)	(4,379)	(2,866)
Financial costs	(4,136)	(2,285)	(278)
Subtotal	(52,132)	(36,396)	(40,189)
Total net income	$ 5,159	$ 17,280	$ 29,191